BANK LOANS (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Dec. 01, 2022
Line of Credit Facility [Line Items]
Principal amount	$ 384,615	$ 220,459	$ 388,112
Outstanding amount	897,435	1,282,050		$ 7,000,000	$ 10,000,000
Interest rate						2.80%
Loans Payable to Bank, Total	897,435	1,282,050		$ 7,000,000	$ 10,000,000
Interest Expense, Debt	$ 60,506	$ 71,029	$ 60,899
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.25%	3.25%	3.25%	3.25%	3.25%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	5.375%	5.375%	5.375%	5.375%	5.375%
Revolving Credit Facility [Member] | Bank of Comm [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 7,000,000
Expiration date	Mar. 27, 2026
Outstanding amount	$ 897,435			$ 7,000,000
Issuance Date	Sep. 27, 2024
Interest rate	0.75%			0.75%
Loans Payable to Bank, Total	$ 897,435			$ 7,000,000
Revolving Credit Facility [Member] | Bank of Comm One [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 7,000,000
Expiration date		Mar. 27, 2026
Outstanding amount		$ 897,435			$ 7,000,000
Issuance Date		Mar. 28, 2019
Interest rate		0.75%			0.75%
Loans Payable to Bank, Total		$ 897,435			$ 7,000,000
Revolving Credit Facility [Member] | Bank of Comm Two [Member]
Line of Credit Facility [Line Items]
Principal amount					3,000,000
Expiration date		Apr. 28, 2027
Outstanding amount		$ 384,615			$ 3,000,000
Issuance Date		Apr. 09, 2020
Interest rate		0.75%			0.75%
Loans Payable to Bank, Total		$ 384,615			$ 3,000,000